Income Taxes (Period Available To Offset Future Taxable Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Income Taxes [Line Items]
Within 5 years	¥ 199,867
6 to 20 years	379,745
Indefinite periods	81,138
Total	¥ 660,750